Intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of intangible assets
Intangible assets at beginning	€ 39,972
Intangible assets at ending	44,488		€ 39,972
Cost
Disclosure of intangible assets
Intangible assets at beginning	41,664	€ 26,201	26,201
Additions	4,993	7,650
Intangible assets at ending	46,657	33,851	41,664
Cost | Development cost
Disclosure of intangible assets
Intangible assets at beginning	41,073	25,610	25,610
Additions	4,993	7,650
Intangible assets at ending	46,066	33,260	41,073
Cost | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	591	591	591
Additions	0	0
Intangible assets at ending	591	591	591
Amortization
Disclosure of intangible assets
Intangible assets at beginning	(1,692)	(879)	(879)
Amortization	(477)	(402)
Intangible assets at ending	(2,169)	(1,281)	(1,692)
Amortization | Development cost
Disclosure of intangible assets
Intangible assets at beginning	(1,608)	(837)	(837)
Amortization	(456)	(381)
Intangible assets at ending	(2,064)	(1,218)	(1,608)
Amortization | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	(84)	(42)	(42)
Amortization	(21)	(21)
Intangible assets at ending	(105)	(63)	€ (84)
Net book value
Disclosure of intangible assets
Intangible assets at ending	44,488	32,570
Net book value | Development cost
Disclosure of intangible assets
Intangible assets at ending	44,002	32,042
Net book value | Patents and licenses
Disclosure of intangible assets
Intangible assets at ending	€ 486	€ 528